Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2015
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000850628
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2015
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015